NOTE PAYABLE (Details Textual) (USD $)	12 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2005	Dec. 31, 2010 Notes Payable Maturing Dec 2010 [Member]	Dec. 15, 2010 Notes Payable Maturing Dec 2010 [Member]	Jul. 31, 2012 Notes Payable Maturing Dec 2013 [Member]
Proceeds From Related Party Debt				$ 1,000,000
Minimum Percentage Of Beneficial Owned Of Common Stock				10.00%
Debt Instrument, Interest Rate, Stated Percentage						7.50%	5.00%
Debt Instrument, Periodic Payment, Interest					18,750		12,500
Interest Expense, Related Party	$ 50,000	$ 59,375	$ 75,000